Document and Entity Information	Aug. 27, 2020
Cover [Abstract]
Entity Incorporation State Country Code	DE
Amendment Flag	false
Entity Central Index Key	0000068505
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Aug. 27, 2020
Entity Registrant Name	Motorola Solutions, Inc.
Entity File Number	1-7221
Entity Tax Identification Number	36-1115800
Entity Address, Address Line One	500 W. Monroe Street
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60661
City Area Code	(847)
Local Phone Number	576-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 Par Value per Share
Trading Symbol	MSI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false